OTHER LIABILITIES - Expected Recognition in Revenue of Liability (Details) - Maintenance and power warranty programs € in Millions	Dec. 31, 2018 EUR (€)
In 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected amounts to be recognized in revenue	€ 52
In 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected amounts to be recognized in revenue	44
In 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected amounts to be recognized in revenue	34
Thereafter
Disclosure of transaction price allocated to remaining performance obligations [line items]
Expected amounts to be recognized in revenue	€ 75